Derivatives Balance Sheet Location (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Liability		$ 2
Derivative Liability, Fair Value, Gross Liability	$ 18
Derivative Liability, Fair Value, Gross Asset	6
Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,379
Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	5	0
Derivative Asset, Fair Value, Gross Liability	2	0
Derivative, Fair Value, Net	3
Foreign Exchange Contract [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	16	2
Derivative Liability, Fair Value, Gross Asset	1
Derivative Liability	15	2
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	5	0
Derivative Asset, Fair Value, Gross Liability	2	0
Derivative, Fair Value, Net	3
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	6	2
Derivative Liability, Fair Value, Gross Asset	1
Derivative Liability	5	2
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Asset, Fair Value, Gross Liability	0	0
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	10	0
Derivative Liability, Fair Value, Gross Asset	0	$ 0
Derivative Liability	$ 10